HSBC Holdings statement of changes in equity (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2021	Oct. 31, 2021	Oct. 26, 2021	Aug. 31, 2019
Dividends paid on ordinary shares per share (in dollars per share)		$ 0.22
Total equity		$ 206,777,000,000
Transfers	[1]	$ 0
Treasury shares
Number of shares outstanding		558,397,704
Retained earnings
Total equity	[2],[3]	$ 144,458,000,000
Transfers	[1],[2],[3]	$ (3,065,000,000)
Issued by HSBC Holdings
Dividends paid on ordinary shares per share (in dollars per share)		$ 0.22
Total equity		$ 150,330,000,000
Transfers	[4]	0
Issued by HSBC Holdings | HSBC Overseas Holdings (UK) Limited
Impairment loss		$ 3,065,000,000
Issued by HSBC Holdings | Treasury shares
Number of shares outstanding		329,871,829
Total equity		$ 2,542,000,000
Issued by HSBC Holdings | Retained earnings
Total equity	[5]	65,116,000,000
Transfers	[4],[5]	(3,065,000,000)
Subsidiaries' repayment of capital invested		$ 1,650,000,000
August 2019 share buy back program
Authorized amount for share buy-back program					$ 1,000,000,000.0
October 2021 share buy back program
Authorized amount for share buy-back program			$ 2,000,000,000
October 2021 share buy back program | Issued by HSBC Holdings
Authorized amount for share buy-back program				$ 2,000,000,000

[1]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In the comparative periods, impairments (2020: $435m; 2019: $2,475m) were recognised and a permitted transfer of these amounts was made from the merger reserve to retained earnings. During 2021, a part reversal of these impairments resulted in a transfer from retained earnings back to the merger reserve of $3,065m.
[2]	At 31 December 2021, retained earnings included 558,397,704 treasury shares (2020: 509,825,249; 2019: 432,108,782). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Security Services.
[3]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[4]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2021, a part reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $3,065m. At 31 December 2020, an additional impairment of $435m (2019: $2,475m) was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[5]	At 31 December 2021, retained earnings included 329,871,829 ($2,542m) treasury shares (2020: 326,766,253 ($2,521m); 2019: 326,191,804 ($2,543m)).